Note 14 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 1,509,352	$ 1,385,280	$ 1,467,644
Operating income (loss)	52,936	70,345	181,067
Capital expenditures	70,628	53,367	71,431
Depreciation and amortization	40,941	36,523	32,375
Continuing Operations [Member]
Net sales	1,509,352	1,385,280	1,467,644
Operating income (loss)	52,936	70,345	181,067
Capital expenditures	71,805	52,100	71,450
Depreciation and amortization	40,941	36,523	32,375
Fruit and Vegetable Segment [Member] | Continuing Operations [Member]
Net sales	1,465,963	1,344,586	1,363,263
Operating income (loss)	51,272	66,750	175,810
Capital expenditures	64,192	47,421	67,963
Depreciation and amortization	40,256	36,126	29,533
Prepared Foods [Member] | Continuing Operations [Member]
Net sales	0	0	71,866
Operating income (loss)	0	0	1,967
Capital expenditures	0	0	1,451
Depreciation and amortization	0	0	2,299
Snack Segment [Member] | Continuing Operations [Member]
Net sales	12,661	12,332	10,999
Operating income (loss)	(1,241)	75	705
Capital expenditures	131	67	508
Depreciation and amortization	102	121	194
Corporate and Other [Member] | Continuing Operations [Member]
Net sales	30,728	28,362	21,516
Operating income (loss)	2,905	3,520	2,585
Capital expenditures	7,482	4,612	1,528
Depreciation and amortization	$ 583	$ 276	$ 349